LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 16, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015, OF CLEARBRIDGE GLOBAL GROWTH TRUST

Effective December 31, 2015, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Statement of Additional Information:

The fund will be renamed ClearBridge International Growth Fund.

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Effective October 16, 2015, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Statement of Additional Information:

The following language replaces the section of the fund’s Statement of Additional Information titled “The Funds’ Investment Manager/Administrator/Subadviser – Portfolio Managers” with respect to the Global Growth Trust (which will be renamed International Growth Fund effective December 31, 2015):

Elisa Mazen and Michael Testorf, CFA, are the portfolio managers of the fund and have been primarily responsible for day-to-day management of the fund since 2013 and 2015, respectively. The tables below provide information regarding other accounts for which Ms. Mazen and Mr. Testorf have day-to-day management responsibility. The information is provided as of August 31, 2015, unless otherwise stated.

Elisa Mazen

Type of Account	Number of Accounts Managed	Total Assets Managed ($billions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($billions)
Registered Investment Companies	0	0	0	0
Other pooled investment vehicles	1	0.01	0	0
Other accounts	1,707	0.65	0	0

Michael Testorf*

Type of Account	Number of Accounts Managed	Total Assets Managed ($billions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($billions)
Registered Investment Companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0

*	Information is provided as of October 16, 2015.

The following text replaces the section of the fund’s Statement of Additional Information titled “The Funds’ Investment Manager/Administrator/Subadviser- Portfolio Manager Compensation Structure – Portfolio Manager Securities Ownership” with respect to the Global Growth Trust (which will be renamed International Growth Fund effective December 31, 2015):

Portfolio Managers Securities Ownership

The table below identifies ownership of equity securities of the fund by the portfolio managers responsible for the day-to-day management of such fund. The information is provided as of August 31, 2015 unless otherwise stated. These holdings are in addition to the shares held for the portfolio managers’ benefit under the manager’s incentive compensation program.

Portfolio Manager	Dollar Range of Ownership of Fund Securities ($)
Elisa Mazen	$10,001-$50,000
Michael Testorf*	None

*	Information is provided as of October 16, 2015.

Please retain this supplement for future reference.

CBAX203005

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